Santander Group (Tables)	12 Months Ended
Dec. 31, 2017
Banco Popular Espanol, S.A.
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]

Millions
As of June 7, 2017	of euros
Cash and balances with central banks	1,861
Financial assets available-for-sale	18,974
Deposits from credit institutions	2,971
Loans and receivables (*)	82,057
Investments	1,815
Intangible assets (*)	133
Tax assets (*)	3,945
Non-current assets held for sale (*)	6,531
Other assets	6,259
Total assets	124,546
Deposits from central banks	28,845
Deposits from credit institutions	14,094
Customer deposits	62,270
Marketable debt securities and other financial liabilities	12,919
Provisions (***)	1,816
Other liabilities	4,850
Total liabilities (**)	124,794
Net assets	(248)
Purchase consideration	—
Goodwill	248

(*)The main provisional fair value adjustments are the following:

-

Loans and receivables: In the estimation of their fair value, impairment have been considered for an approximate amount of €3,239 million, considering, among others, the sale process carried out by the Bank.

-	Foreclosed assets: the valuation, considering the sale process carried out by the company, has meant a reduction in the value of €3,806 million, approximately.
-	Intangible assets: Includes value reductions amounting to approximately of €2,469 million, mainly recorded under the “Intangible assets - goodwill”.
-	Deferred tax assets: mainly corresponds to the reduction of the value of negative tax bases and deductions for an approximate amount of €1,711 million.

(**)After the initial analysis and the conversion of the subordinated debt, the best estimation is there is no significant impact between fair value and previous carrying amount of the financial liabilities.

(***)As a result of the resolution of Banco Popular Español, S.A. and in accordance with the information available to date, it includes the estimated cost of €680 million relating to the potential compensation to the shareholders of Banco Popular Español, S.A. of which €535 million have been applied to the fidelity action (See note 1.h).

BANIF - Banco Internacional do Funchal, S.A.
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]

Millions
of euros
Cash and balances with central banks	2,510
Loans and advances to credit institutions	424
Debt instruments	1,824
Loans and advances to customers	5,320
Other assets	218
Total assets	10,296
Deposits from central banks	2,110
Deposits from credit institutions	1,052
Customer deposits	4,430
Marketable debt securities	1,697
Other liabilities	574
Total liabilities	9,863
Net asset value	433
Consideration paid	150
Negative Goodwill on the acquisition	283